Financial Instruments - Short-Term Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Commercial paper	$ 13,915	$ 3,100
Current portion of long-term debt, principal amount	1,458	4,781
Other short-term borrowings	860	966
Total short-term borrowings, principal amount	16,233	8,847
Net fair value adjustments related to hedging and purchase accounting	5	(5)
Net unamortized discounts, premiums and debt issuance costs	(43)	(11)
Total Short-term borrowings, including current portion of long-term debt, carried at historical proceeds, as adjusted	$ 16,195	$ 8,831
Commercial Paper [Member]
Short-term Debt [Line Items]
Commercial paper, weighted average interest rate	1.92%	2.42%
Line of Credit [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 537
Line of credit facility, due to expire within one year	508
Line of Credit [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	15,000
Line of credit facility, remaining borrowing capacity	15,500
Credit Facility Expiring 2024 [Member] | Line of Credit [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	7,000
Facility Expiring September 2020 [Member] | Line of Credit [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 8,000